Document And Entity Information	6 Months Ended
Sep. 30, 2025
Document Information Line Items
Entity Central Index Key	0001836242
Document Type	6-K
Entity File Number	001-41181
Entity Registrant Name	Tokyo Lifestyle Co., Ltd.
Amendment Flag	false
Document Period End Date	Sep. 30, 2025
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--03-31